Aug. 27, 2026
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF
Investment Objective
The Invesco Bloomberg Analyst Rating Improvers ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg ANR Improvers Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%

Other Expenses	None

Total Annual Fund Operating Expenses	0.40

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an index fund that seeks to track the investment results of the Underlying Index.
 Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of large- and mid-cap U.S. equity securities with the most improved consensus ratings based on data from Bloomberg Analyst Recommendations (“ANR”), an affiliate of the Index Provider. The Index Provider aims to select the 50 companies with the most improved consensus ratings over the previous 12 months.
To be eligible for inclusion in the Underlying Index, a security must be included in the Bloomberg US Large Mid Universe, which is a float market-cap-weighted equity benchmark that covers 85% of the market cap of the U.S. equity market. Eligible security types include all listed equities, real estate investment trusts (“REITs”), and certain business development companies (“BDCs”). The Underlying Index excludes securities that do not have sufficient trading volume or analyst ratings. A security must have greater than 10 analysts covering it to be eligible for inclusion in the Underlying Index. The Index Provider collects recommendations by equity research analysts for various financial institutions to build a proprietary “ANR” score for each company. Using a scale of 1 to 5 (where 1 indicates a strong sell rating and 5 indicates a strong buy rating), the Index Provider determines a consensus rating for each security that represents the average rating of all analysts who updated their recommendation for that security within the last 12 months. To be eligible for inclusion in the Underlying Index, a security must have a consensus rating of less than 4 and greater than 1. Securities that do not have gross margin or net profit margin data for the previous 5 years or that do not have a consensus rating from either 6 or 12 months prior are also excluded.
Securities that satisfy this eligibility criteria are then assigned an “ANR Improvers Score” by the Index Provider. The ANR Improvers Score is equal to the combined improvement in consensus rating over the previous 6 months and the previous 12 months. The 50 companies with the highest ANR Improvers Scores are included in the Underlying Index.
Upon completion of the screening process, the Underlying Index components are equally weighted.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
As of June 30, 2026, the Underlying Index was comprised of 50 constituents with market capitalizations ranging from $6.2 billion to $1.6 trillion.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index (the “80% investment policy”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2026, the Fund had significant exposure to the industrials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim Raymond James SB-1 Equity ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on May 18, 2018. Accordingly, the performance information shown below for periods ending on or prior to May 18, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2026	10.70%
Best Quarter	June 30, 2020	35.83%
Worst Quarter	March 31, 2020	-40.38%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	5/19/2006	8.73%	8.99%	9.56%
Return After Taxes on Distributions		8.24	8.67	9.27
Return After Taxes on Distributions and Sale of Fund Shares		5.44	7.05	7.78

Bloomberg ANR Improvers Index (reflects no deduction for fees, expenses or taxes)[1]		9.21	—	—

Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark (reflects no deduction for fees, expenses or taxes)[2]		9.21	9.50	10.21

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		17.15	13.15	14.29

S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)		7.50	9.12	10.72

1
Prior to its commencement date of December 5, 2023, performance for the Underlying Index is not available.
2
The Blended-Invesco Bloomberg Analyst Rating Improvers ETF Benchmark reflects the performance of the Raymond James SB-1 Equity Index, the previous underlying index, through March 22, 2024, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.